Other Current assets (Tables)	6 Months Ended
Jun. 30, 2017
Other Assets [Abstract]
Other Current Assets
	December 31, 2016	June 30, 2017
Inventories	$3,446	$6,075
Insurance claims (Note 13)	1,071	1,968
Other	29	1,084
	$4,546	$9,127